PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)
1
Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .1%
Australia : 15 .8%
28,858
Ampol Ltd.
$ 589,518
0.7
63,432
ANZ Group Holdings Ltd.
943,522
1.2
18,197
APA Group
118,787
0.1
26,156
Aristocrat Leisure Ltd.
631,701
0.8
2,301
ASX Ltd.
100,861
0.1
217,203
Aurizon Holdings Ltd.
502,753
0.6
68,546
BHP Group Ltd. - Class DI
1,875,628
2.4
31,700
BlueScope Steel Ltd.
382,306
0.5
1,491
Cochlear Ltd.
235,969
0.3
39,779
Coles Group Ltd.
464,831
0.6
2,761  Commonwealth Bank of
Australia
173,564
0.2
1,725
CSL Ltd.
343,544
0.4
105,246
Dexus
561,929
0.7
17,283  Endeavour Group Ltd./
Australia
69,290
0.1
189,003
GPT Group
514,841
0.7
50,290
IGO Ltd.
467,052
0.6
63,117  Insurance Australia Group
Ltd.
212,855
0.3
11,895
Lottery Corp. Ltd.
38,492
0.0
697
Macquarie Group Ltd.
77,309
0.1
229,037
Medibank Pvt Ltd.
531,591
0.7
55,324
National Australia Bank Ltd.
931,812
1.2
19,558
Origin Energy Ltd.
105,984
0.1
4,323
QBE Insurance Group Ltd.
40,999
0.1
8,802
Rio Tinto Ltd.
613,358
0.8
318,122
Scentre Group
560,590
0.7
17,577
Sonic Healthcare Ltd.
402,006
0.5
165,897
South32 Ltd.
424,123
0.5
36,081
Suncorp Group Ltd.
311,071
0.4
9,060
Treasury Wine Estates Ltd.
68,453
0.1
29,767
Vicinity Ltd.
35,902
0.0
4,976
WiseTech Global Ltd.
241,842
0.3
12,572,483
15.8
China : 27 .8%
116,000  Agricultural Bank of China
Ltd. - Class H
43,714
0.1
164,900
(1)
Alibaba Group Holding Ltd.
1,641,147
2.1
240,000  Aluminum Corp. of China
Ltd. - Class H
106,209
0.1
8,600  Anhui Gujing Distillery Co.
Ltd. - Class B
140,916
0.2
19,200  Anhui Yingjia Distillery Co.
Ltd. - Class A
152,641
0.2
18,400
ANTA Sports Products Ltd.
188,061
0.2
6,128
Autohome, Inc., ADR
175,383
0.2
1,811,000
Bank of China Ltd. - Class H
708,929
0.9
168,800  Bank of Jiangsu Co. Ltd. -
Class A
176,330
0.2
16,500
BYD Co. Ltd. - Class H
498,258
0.6
25,500  BYD Electronic International
Co. Ltd.
74,227
0.1
48,595
By-health Co. Ltd. - Class A
155,740
0.2
14,700  CETC Cyberspace Security
Technology Co. Ltd. - Class A
61,217
0.1
2,133,000  China Cinda Asset
Management Co. Ltd. - Class
H
236,908
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
786,000  China Communications
Services Corp. Ltd. - Class H
$ 373,807
0.5
60,000  China Conch Venture
Holdings Ltd.
75,370
0.1
1,107,960  China Construction Bank
Corp. - Class H
708,741
0.9
662,000  China Everbright Bank Co.
Ltd. - Class H
203,694
0.3
100,000
China Hongqiao Group Ltd.
70,969
0.1
66,000  China Longyuan Power
Group Corp. Ltd. - Class H
74,085
0.1
146,000  China Medical System
Holdings Ltd.
205,551
0.3
76,000  China Meidong Auto
Holdings Ltd.
97,808
0.1
26,000  China Mengniu Dairy Co.
Ltd.
101,053
0.1
105,000  China Merchants Bank Co.
Ltd. - Class H
488,266
0.6
91,683  China Merchants Port
Holdings Co. Ltd.
132,995
0.2
110,000  China Oilfield Services Ltd.
- Class H
111,998
0.1
104,200  China Pacific Insurance
Group Co. Ltd. - Class H
263,749
0.3
236,000  China Railway Group Ltd. -
Class H
155,509
0.2
16,000
China Resources Land Ltd.
59,887
0.1
101,000
(2)
China Resources
Pharmaceutical Group Ltd.
96,965
0.1
51,500  China Shenhua Energy Co.
Ltd. - Class H
162,808
0.2
33,200  China Taiping Insurance
Holdings Co. Ltd.
34,556
0.0
1,942,000
(2)
China Tower Corp. Ltd. -
Class H
213,294
0.3
112,000  CITIC Securities Co. Ltd. -
Class H
206,230
0.3
50,000  COSCO SHIPPING Holdings
Co. Ltd. - Class H
44,059
0.1
126,000  COSCO SHIPPING Ports
Ltd.
79,334
0.1
18,000  Country Garden Services
Holdings Co. Ltd.
20,983
0.0
44,480  CSPC Pharmaceutical Group
Ltd.
38,753
0.0
43,600  Dong-E-E-Jiao Co. Ltd. -
Class A
302,447
0.4
508,000  Dongfeng Motor Group Co.
Ltd. - Class H
219,991
0.3
17,500  ENN Natural Gas Co. Ltd. -
Class A
47,675
0.1
364,000
Far East Horizon Ltd.
305,006
0.4
146,500
Fosun International Ltd.
96,622
0.1
4,645  G-bits Network Technology
Xiamen Co. Ltd. - Class A
366,054
0.5
192,000  Geely Automobile Holdings
Ltd.
223,679
0.3
25,500  Hengan International Group
Co. Ltd.
108,414
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
44,200  Hubei Xingfa Chemicals
Group Co. Ltd. - Class A
$ 133,025
0.2
600  Imeik Technology
Development Co. Ltd. - Class
A
38,103
0.0
770,414  Industrial & Commercial
Bank of China Ltd. - Class H
411,432
0.5
62,600  Industrial Bank Co. Ltd. -
Class A
145,903
0.2
59,200  Inner Mongolia ERDOS
Resources Co. Ltd. - Class A
115,398
0.1
29,700  Inner Mongolia Yitai Coal Co.
Ltd. - Class B
38,316
0.0
18,202  Jafron Biomedical Co. Ltd. -
Class A
70,832
0.1
24,654
JD.com, Inc. - Class A
401,653
0.5
126,500  Joincare Pharmaceutical
Group Industry Co. Ltd. -
Class A
244,406
0.3
5,060  Joinn Laboratories China Co.
Ltd. - Class A
32,249
0.0
71,500
Kingboard Holdings Ltd.
192,651
0.2
83,000
Kingsoft Corp. Ltd.
301,744
0.4
334,000
Kunlun Energy Co. Ltd.
266,414
0.3
29,500
Li Ning Co. Ltd.
158,504
0.2
30,500  LONGi Green Energy
Technology Co. Ltd. - Class A
123,677
0.2
50,230
(1)(2)
Meituan - Class B
705,293
0.9
33,200
NetEase, Inc.
564,694
0.7
12,000
(2)
Nongfu Spring Co. Ltd. -
Class H
64,339
0.1
10,500
Ovctek China, Inc. - Class A
41,322
0.1
5,759
(1)
PDD Holdings, Inc., ADR
376,178
0.5
978,000  People's Insurance Co.
Group of China Ltd. - Class
H
369,794
0.5
384,000  PetroChina Co. Ltd. - Class
H
248,214
0.3
32,750
(2)
Pharmaron Beijing Co. Ltd.
- Class H
120,955
0.2
372,000  PICC Property & Casualty
Co. Ltd. - Class H
443,763
0.6
21,100  Ping An Bank Co. Ltd. -
Class A
34,493
0.0
56,500  Ping An Insurance Group Co.
of China Ltd. - Class H
358,560
0.5
370,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
232,474
0.3
5,445
Qifu Technology, Inc.
74,869
0.1
35,600  Shandong Weigao Group
Medical Polymer Co. Ltd. -
Class H
52,566
0.1
16,640  Shanghai Baosight Software
Co. Ltd. - Class B
55,323
0.1
32,500  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class H
88,520
0.1
3,400  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. - Class
A
100,564
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
2,403  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
$ 101,801
0.1
56,400  Shenzhen Senior Technology
Material Co. Ltd. - Class A
128,510
0.2
204,000  SITC International Holdings
Co. Ltd.
354,390
0.4
5,700  Sunny Optical Technology
Group Co. Ltd.
53,654
0.1
32,100  Suzhou Dongshan Precision
Manufacturing Co. Ltd. -
Class A
114,748
0.1
59,400
Tencent Holdings Ltd.
2,350,716
3.0
42,000  Tingyi Cayman Islands
Holding Corp.
62,915
0.1
151,000
(2)
Topsports International
Holdings Ltd.
117,331
0.1
106,000  TravelSky Technology Ltd. -
Class H
193,376
0.2
162,000  Uni-President China
Holdings Ltd.
140,790
0.2
21,568  Weihai Guangwei
Composites Co. Ltd. - Class
A
89,000
0.1
608,500
(2)
WH Group Ltd.
318,120
0.4
33,300
Xiamen C & D, Inc. - Class A
54,432
0.1
54,400
Yintai Gold Co. Ltd. - Class A
99,154
0.1
4,940  YongXing Special Materials
Technology Co. Ltd. - Class A
44,013
0.1
3,937
Yum China Holdings, Inc.
222,283
0.3
26,845  Zangge Mining Co. Ltd. -
Class A
86,821
0.1
54,000  Zhejiang Expressway Co.
Ltd. - Class H
39,993
0.0
40,600  Zhuzhou CRRC Times
Electric Co. Ltd.
170,857
0.2
132,000  Zijin Mining Group Co. Ltd. -
Class H
179,540
0.2
93,800
ZTE Corp. - Class H
288,009
0.4
2,270  ZTO Express Cayman, Inc.,
ADR
57,295
0.1
21,924,008
27.8
Hong Kong : 4 .8%
87,574
AIA Group Ltd.
841,866
1.1
248,000  Bosideng International
Holdings Ltd.
102,965
0.1
47,000
CK Asset Holdings Ltd.
253,338
0.3
63,500
CK Hutchison Holdings Ltd.
382,822
0.5
3,000  Country Garden Services
Holdings Co. Ltd.
3,497
0.0
42,000
Hang Lung Properties Ltd.
66,519
0.1
3,100  Hong Kong Exchanges &
Clearing Ltd.
113,528
0.1
10,300  Jardine Matheson Holdings
Ltd.
493,896
0.6
201,500  Kingboard Laminates
Holdings Ltd.
184,404
0.2
7,400
Link REIT
43,031
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong: (continued)
91,000  New World Development
Co. Ltd.
$ 217,404
0.3
105,500
Power Assets Holdings Ltd.
568,098
0.7
27,000
Swire Pacific Ltd. - Class A
180,275
0.2
160,200
Swire Properties Ltd.
381,892
0.5
3,833,535
4.8
India : 12 .4%
10,626
Aurobindo Pharma Ltd.
84,535
0.1
50,678
Axis Bank Ltd.
559,276
0.7
133,988
Bank of Baroda
298,922
0.4
246,851
Bharat Electronics Ltd.
334,295
0.4
18,234
Bharat Petroleum Corp. Ltd.
80,063
0.1
16,305  Cholamandalam Investment
and Finance Co. Ltd.
206,869
0.3
22,748
Cipla Ltd./India
261,891
0.3
37,690
HCL Technologies Ltd.
520,697
0.7
53,542  Hindustan Petroleum Corp.
Ltd.
168,759
0.2
97,002
ICICI Bank Ltd.
1,109,281
1.4
3,634
Info Edge India Ltd.
178,598
0.2
60,731
Infosys Ltd.
965,443
1.2
96,950
ITC Ltd.
521,478
0.7
17,048
Kotak Mahindra Bank Ltd.
414,127
0.5
19,296
Larsen & Toubro Ltd.
513,556
0.7
13,165
Mahindra & Mahindra Ltd.
209,628
0.3
4,338
Mphasis Ltd.
101,871
0.1
116,621
NTPC Ltd.
244,571
0.3
158,456
Oil & Natural Gas Corp. Ltd.
296,313
0.4
113,747  Power Grid Corp. of India
Ltd.
321,228
0.4
5,978
Reliance Industries Ltd.
178,233
0.2
13,903
Shriram Finance Ltd.
234,950
0.3
2,949
SRF Ltd.
89,689
0.1
31,167  Sun Pharmaceutical
Industries Ltd.
367,484
0.5
16,902  Tata Consultancy Services
Ltd.
670,993
0.9
16,259
Tech Mahindra Ltd.
218,793
0.3
46,152
UPL Ltd.
381,669
0.5
56,618
Vedanta Ltd.
190,176
0.2
9,723,388
12.4
Indonesia : 0 .2%
426,800  Adaro Energy Indonesia
Tbk PT
57,998
0.1
65,100
United Tractors Tbk PT
96,658
0.1
154,656
0.2
Malaysia : 1 .7%
53,400
AMMB Holdings Bhd
42,094
0.1
120,200
CIMB Group Holdings Bhd
125,474
0.2
251,300
Genting Bhd
228,490
0.3
607,900
Genting Malaysia Bhd
330,404
0.4
30,800
Hong Leong Bank Bhd
129,215
0.2
197,400
RHB Bank Bhd
228,784
0.3
147,500
Telekom Malaysia Bhd
162,788
0.2
1,247,249
1.7
Philippines : 0 .9%
89,376
BDO Unibank, Inc.
216,559
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines: (continued)
18,440  International Container
Terminal Services, Inc.
$ 64,033
0.1
280,900  Metropolitan Bank & Trust
Co.
288,228
0.4
2,560
SM Investments Corp.
42,334
0.1
611,154
0.9
Singapore : 3 .8%
43,100
(2)
BOC Aviation Ltd.
316,463
0.4
227,200
CapitaLand Ascendas REIT
453,455
0.6
740,200
Genting Singapore Ltd.
552,623
0.7
125,400
Keppel Corp. Ltd.
584,761
0.7
17,000  Oversea-Chinese Banking
Corp. Ltd.
154,106
0.2
1,019,585
(1)
Seatrium Ltd.
92,640
0.1
87,400
Singapore Airlines Ltd.
414,121
0.5
194,800  Singapore
Telecommunications Ltd.
358,333
0.5
15,500
UOL Group Ltd.
72,799
0.1
2,999,301
3.8
South Korea : 9 .5%
476
Amorepacific Corp.
37,451
0.0
2,257
BGF retail Co. Ltd.
324,123
0.4
12,086
Cheil Worldwide, Inc.
166,898
0.2
4,711
CJ Corp.
314,262
0.4
3,341
DB Insurance Co. Ltd.
186,490
0.2
1,277
E-MART, Inc.
81,089
0.1
10,095
GS Holdings Corp.
292,885
0.4
17,882
Hana Financial Group, Inc.
557,828
0.7
1,289
Hanmi Pharm Co. Ltd.
283,636
0.4
4,012
HD Hyundai Co. Ltd.
172,666
0.2
2,164
Hyundai Mobis Co. Ltd.
363,274
0.5
3,240
Hyundai Motor Co.
487,543
0.6
24,971
Kangwon Land, Inc.
342,762
0.4
13,586
KB Financial Group, Inc.
489,926
0.6
9,077
Kia Corp.
586,426
0.7
264
LG Chem Ltd.
137,589
0.2
635
LG Innotek Co. Ltd.
146,618
0.2
14,107
LG Uplus Corp.
119,443
0.1
4,795
Lotte Shopping Co. Ltd.
288,635
0.4
490  Orion Corp./Republic of
Korea
47,680
0.1
4,433
S-1 Corp.
181,452
0.2
1,895  Samsung Fire & Marine
Insurance Co. Ltd.
321,866
0.4
907
Samsung SDI Co. Ltd.
489,961
0.6
17,617
Samsung Securities Co. Ltd.
487,572
0.6
12,853  Shinhan Financial Group
Co. Ltd.
338,643
0.4
41,285
Woori Financial Group, Inc.
372,257
0.5
7,618,975
9.5
Taiwan : 16 .0%
26,000
Accton Technology Corp.
298,111
0.4
47,000  ASE Technology Holding
Co. Ltd.
169,837
0.2
7,000
Chailease Holding Co. Ltd.
46,062
0.1
60,000
Delta Electronics, Inc.
616,138
0.8
29,000
E Ink Holdings, Inc.
194,953
0.2
5,000
eMemory Technology, Inc.
298,100
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan: (continued)
28,000  Evergreen Marine Corp.
Taiwan Ltd.
$ 138,958
0.2
28,000
Globalwafers Co. Ltd.
457,826
0.6
236,000  Hon Hai Precision Industry
Co. Ltd.
816,508
1.0
138,000
Inventec Corp.
165,399
0.2
179,000
Lite-On Technology Corp.
517,894
0.7
26,000
MediaTek, Inc.
638,914
0.8
13,000  Nan Ya Printed Circuit Board
Corp.
127,600
0.2
9,000  Novatek Microelectronics
Corp.
124,257
0.2
23,000
President Chain Store Corp.
209,117
0.3
11,000
Realtek Semiconductor Corp.
136,325
0.2
303,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,494,990
7.0
71,000
Unimicron Technology Corp.
415,297
0.5
84,000  Uni-President Enterprises
Corp.
202,947
0.3
361,000  United Microelectronics
Corp.
604,236
0.8
9,000
Wiwynn Corp.
338,362
0.4
28,000  Yang Ming Marine Transport
Corp.
55,252
0.1
82,000  Zhen Ding Technology
Holding Ltd.
308,676
0.4
12,375,759
16.0
Thailand : 2 .2%
290,100  Bangkok Dusit Medical
Services PCL - Class F
235,190
0.3
15,500
Bumrungrad Hospital PCL
99,241
0.1
46,500
Electricity Generating PCL
193,000
0.2
43,000
Kasikornbank PCL
159,943
0.2
207,700
Land & Houses PCL
50,700
0.1
162,400
Minor International PCL
157,361
0.2
55,600  PTT Exploration &
Production PCL
222,634
0.3
276,900
PTT Global Chemical PCL
280,196
0.4
105,800
SCB X PCL
314,416
0.4
1,712,681
2.2
Total Common Stock
(Cost $78,302,110)
74,773,189
95.1
EXCHANGE-TRADED FUNDS : 2 .1%
25,891  iShares MSCI All Country
Asia ex Japan ETF
1,677,996
2.1
Total Exchange-Traded
Funds
(Cost $1,720,837)
1,677,996
2.1
PREFERRED STOCK : 1 .8%
South Korea : 1 .8%
31,622  Samsung Electronics Co.
Ltd.
1,392,799
1.8
Total Preferred Stock
(Cost $938,016)
1,392,799
1.8
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea: (continued)
Total Long-Term Investments
(Cost $80,960,963)
$ 77,843,984
99.0
SHORT-TERM INVESTMENTS : 0 .4%
Mutual Funds: 0.4%
334,000
(3)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio (Institutional Share
Class), 5.000%
(Cost $334,000)
334,000
0.4
Total Short-Term Investments
(Cost $334,000)
334,000
0.4
Total Investments in
Securities
(Cost $81,294,963) $ 78,177,984 99.4
Assets in Excess of
Other Liabilities 511,226 0.6
Net Assets $ 78,689,210 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of May 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 22 .4%
Financials 21 .6
Consumer Discretionary 11 .9
Industrials 8 .1
Materials 7 .5
Communication Services 6 .3
Health Care 4 .8
Real Estate 4 .4
Consumer Staples 4 .3
Energy 3 .1
Utilities 2 .5
Exchange-Traded Funds 2 .1
Short-Term Investments 0 .4
Assets in Excess of Other Liabilities 0 .6
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
T
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 12,572,483 $ — $ 12,572,483
China 1,272,062 20,651,946 — 21,924,008
Hong Kong — 3,833,535 — 3,833,535
India — 9,723,388 — 9,723,388
Indonesia — 154,656 — 154,656
Malaysia — 1,247,249 — 1,247,249
Philippines — 611,154 — 611,154
Singapore — 2,999,301 — 2,999,301
South Korea — 7,618,975 — 7,618,975
Taiwan — 12,375,759 — 12,375,759
Thailand — 1,712,681 — 1,712,681
Total Common Stock 1,272,062 73,501,127 — 74,773,189
Exchange-Traded Funds 1,677,996 — — 1,677,996
Preferred Stock — 1,392,799 — 1,392,799
Short-Term Investments 334,000 — — 334,000
Total Investments, at fair value $ 3,284,058 $ 74,893,926 $ — $ 78,177,984
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (112,558) $ — $ (112,558)
Total Liabilities $ — $ (112,558) $ — $ (112,558)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
At May 31, 2023, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity
Income Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Australia ETF
Morgan Stanley
Capital Services LLC Call 06/16/23 USD 23.000 69,565 USD 1,493,560 $ 21,648 $ (925)
iShares MSCI
Emerging Markets
ETF
UBS AG Call 06/16/23 USD 38.980 474,602 USD 17,982,670 250,685 (111,633)
$ 272,333 $ (112,558)
Currency Abbreviations:
USD United States Dollar

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 8,081,803
Gross Unrealized Depreciation (11,198,782)
Net Unrealized Depreciation $ (6,233,958)